                                                           [METLIFE LETTERHEAD]





NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MA  02116-3700

May 3, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   New England Life Insurance Company
           New England Variable Annuity Separate Account
           American Forerunner Series
           File No. 333-51676/811-08828
           Rule 497(j) Certification
           ---------------------------------------------

Commissioners:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 20, 2007.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,

/s/ John B. Towers
John B. Towers
Counsel
Metropolitan Life Insurance Company